Appendix 3 Detail of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2019
DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
APPENDIX 3 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

APPENDIX 3 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of the Group’s financial statements. The detail of assets denominated in foreign currencies is the following:

	12-31-2019
ASSETS	UF	Chilean Peso	Dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	-	679,471	5,191,174	520,420	7,096,519	13,487,584
Other current financial assets	-	163,975	-	-	-	163,975
Other current non-financial assets	-	7,588,980	-	-	-	7,588,980
Trade and other current receivables	-	208,325,320	769,099	83,593	-	209,178,012
Current accounts receivable from related parties	-	233,279,330	33,340,174	21,725,085	-	288,344,589
Inventories	-	29,674,090	-	-	-	29,674,090
Current tax assets	-	42,647,814	-	-	-	42,647,814

TOTAL CURRENT ASSETS	-	522,358,980	39,300,447	22,329,098	7,096,519	591,085,044

NON-CURRENT ASSETS
Other non-current financial assets	-	7,189,429	-	-	-	7,189,429
Other non-current non-financial assets	-	14,845,654	-	-	-	14,845,654
Trade and other non-current receivables	-	82,929,822	-	-	-	82,929,822
Non-current accounts receivable from related parties	-	45,932,636	34,407,142	-	-	80,339,778
Investments accounted for using the equity method	-	7,911,342	-	-	-	7,911,342
Intangible assets other than goodwill	-	30,393,637	-	-	-	30,393,637
Goodwill	-	24,860,356	-	-	-	24,860,356
Property, plant and equipment	-	2,747,643,715	-	-	-	2,747,643,715

TOTAL NON CURRENT ASSETS	-	2,961,706,591	34,407,142	-	-	2,996,113,733

TOTAL ASSETS	-	3,484,065,571	73,707,589	22,329,098	7,096,519	3,587,198,777

	12-31-2018
ASSETS	UF	Chilean Peso	Dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	-	137,208,062	8,670,454	53,596	6,057,793	151,989,905
Other current financial assets	-	447,236	38,117,291	-	-	38,564,527
Other current non-financial assets	-	8,950,756	969,768	917,718	-	10,838,242
Trade and other current receivables	-	239,394,990	-	-	30,517	239,425,507
Current accounts receivable from related parties	-	93,195,997	18,430,902	23,478,218	-	135,105,117
Inventories	-	43,770,781	-	-	-	43,770,781
Current tax assets	-	52,627,429	-	-	145,845	52,773,274

TOTAL CURRENT ASSETS	-	575,595,251	66,188,415	24,449,532	6,234,155	672,467,353

NON-CURRENT ASSETS
Other non-current financial assets	-	2,326,484	36,086	-	-	2,362,570
Other non-current non-financial assets	-	12,275,188	52,108	-	218,003	12,545,299
Trade and other non-current receivables	-	1,135,383	-	-	21,255	1,156,638
Non-current accounts receivable from related parties	-	-	-	-	-	-
Investments accounted for using the equity method	-	12,826,892	-	-	-	12,826,892
Intangible assets other than goodwill	-	23,651,498	-	-	259,479	23,910,977
Goodwill	-	24,860,356	-	-		24,860,356
Property, plant and equipment	-	2,903,535,873	-	-	15,562,121	2,919,097,994
Investment property	-	-	-	-	-	-
Deferred tax assets	-	-	-	-	-	-

TOTAL NON CURRENT ASSETS	-	2,980,611,674	88,194	-	16,060,858	2,996,760,726

TOTAL ASSETS	-	3,556,206,925	66,276,609	24,449,532	22,295,013	3,669,228,079

	12-31-2019
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	33,068,422	4	63,267,141		-	96,335,567
Trade and other current payables	-	211,168,146	15,118,688	1,600,508	-	227,887,342
Current accounts payable to related parties	-	94,356,715	4,994,509	38,515,959	-	137,867,183
Other current provisions	-	3,619,734	-	-	-	3,619,734
Current tax liabilities	-	17,662,740	-	-	-	17,662,740
Other current non-financial liabilities	-	4,811,150	-	-	-	4,811,150

TOTAL CURRENT LIABILITIES	33,068,422	331,618,489	83,380,338	40,116,467	-	488,183,716

NON-CURRENT LIABILITIES
Other non-current financial liabilities	274,870,030	-	555,106,891	-	-	829,976,921
Trade and other non-current payables	-	2	-	-	-	2
Non-Current accounts payable to related parties	-	-	2,497,660	-	-	2,497,660
Other long-term provisions	-	143,448,085	-	-	-	143,448,085
Deferred tax liabilities	-	130,094,726	-	-	-	130,094,726
Non-current provisions for employee benefits	-	19,143,273	-	-	-	19,143,273

TOTAL NON-CURRENT LIABILITIES	274,870,030	292,686,086	557,604,551	-	-	1,125,160,667

TOTAL LIABILITIES	307,938,452	624,304,575	640,984,889	40,116,467	-	1,613,344,383

	12-31-2018
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	32,142,094	-	93,208,450	-	-	125,350,544
Trade and other current payables	-	272,993,946	1,081,390	744,822	511,460	275,331,618
Current accounts payable to related parties	-	101,987,841	21,619,106	29,325,342	-	152,932,289
Other current provisions	-	5,158,200	-	-	24,667	5,182,867
Current tax liabilities	-	12,129,598	-	-	411,576	12,541,174
Other current non-financial liabilities	-	22,532,655	-	-	10,061	22,542,716

TOTAL CURRENT LIABILITIES	32,142,094	414,802,240	115,908,946	30,070,164	957,764	593,881,208

NON-CURRENT LIABILITIES
Other non-current financial liabilities	297,118,434	-	502,694,791	-	-	799,813,225
Trade and other non-current payables	-	445,659	4,762	-	-	450,421
Non-Current accounts payable to related parties	-	-	-	-	-	-
Other long-term provisions	-	79,493,801	-	-	-	79,493,801
Deferred tax liabilities	-	183,487,402	-	-	-	183,487,402
Non-current provisions for employee benefits	-	14,610,975	-	-	-	14,610,975

TOTAL NON-CURRENT LIABILITIES	297,118,434	278,037,837	502,699,553	-	-	1,077,855,824

TOTAL LIABILITIES	329,260,528	692,840,077	618,608,499	30,070,164	957,764	1,671,737,032